MFA 2021-NQM1 ABS-15G

Exhibit 99-09

Client Name:
Client Project Name:	MFA 2021-NQM1
Start - End Dates:	6/4/2019 - 11/9/2020
Deal Loan Count:	263

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Property Valuations	Appraisal	PRVAAPPR119	Appraisal documentation does not support occupancy	1
Total				1

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